Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	May 31, 2018
Document Effective Date	May 31, 2018
Prospectus Date	Dec. 31, 2017
Reinhart Genesis PMV Fund | Investor Class
Prospectus:
Trading Symbol	RPMAX
Reinhart Genesis PMV Fund | Advisor Class
Prospectus:
Trading Symbol	RPMFX